LEASES - Components of total operating costs and total finance lease costs (Details ) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating lease cost	$ 35.4	$ 42.7
Short-term lease cost	6.0	4.9
Variable lease cost	0.9	0.9
Total operating costs	42.3	48.5
Amortization of right-of-use assets	2.1	1.5
Interest on lease liabilities	0.3	0.2
Total finance lease cost	2.4	1.7
Total lease cost	$ 44.7	$ 50.2